ADVANCES FROM CUSTOMERS	12 Months Ended
Dec. 31, 2013
ADVANCES FROM CUSTOMERS [Abstract]
ADVANCES FROM CUSTOMERS

10. ADVANCES FROM CUSTOMERS

Advances from customers represent prepayments from customers and are recognized as revenue in accordance with the Group's revenue recognition policy.

Advances from customers consist of the following and is analyzed as long and short portion respectively:

	December 31,
	2012	2013
Customer D*	$15,532,572	$15,987,573
Customer J	6,852,496	4,220,355
Customer G	3,462,084	2,996,550
Customer F	1,532,632	-
Others	2,016,454	1,937,418
Total	$29,396,238	$25,141,896
Less: Current portion of Advance from customers	$29,396,238	$13,217,775
Long term advance from customers	$-	$11,924,121

* Pursuant to the terms of the Company's revised supply agreement with this customer the Company will deliver monthly amounts of polysilicon, totaling no less than RMB2.4 million from April 2014 to September 2016, or until such time as the advance has been fully utilized.